UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2018

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • January 31, 2018 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%)
	Denmark (8.2%)
	Health Care Equipment & Supplies
56,934	Coloplast A/S, Series B	$5,058,478
	Pharmaceuticals
90,780	Novo Nordisk A/S, Series B	5,048,970
	Total Denmark	10,107,448
	Finland (3.5%)
	Machinery
75,242	Kone Oyj, Class B	4,306,509
	France (11.8%)
	Health Care Equipment & Supplies
35,468	Essilor International Cie Generale d’Optique SA	5,037,637
	Media
56,851	Publicis Groupe SA	3,930,080
	Textiles, Apparel & Luxury Goods
10,022	Hermes International	5,539,540
	Total France	14,507,257
	Germany (21.5%)
	Auto Components
18,021	Continental AG	5,407,788
	Chemicals
67,746	Symrise AG	5,665,651
	Health Care Providers & Services
61,759	Fresenius SE & Co., KGaA	5,404,186
	Household Products
33,673	Henkel AG & Co., KGaA (Preference)	4,707,435
	Software
47,078	SAP SE	5,308,984
	Total Germany	26,494,044
	Netherlands (9.7%)
	Professional Services
222,089	RELX N.V.	4,939,784
	Semiconductors & Semiconductor Equipment
34,783	ASML Holding N.V.	7,047,763
	Total Netherlands	11,987,547
	Spain (9.3%)
	Biotechnology
189,779	Grifols SA	6,104,916
	Information Technology Services
69,093	Amadeus IT Group SA, Class A	5,359,684
	Total Spain	11,464,600
	Sweden (3.7%)
	Building Products
208,429	Assa Abloy AB, Class B	4,615,650
	Switzerland (18.2%)
	Building Products
9,956	Geberit AG (Registered)	4,717,267
	Food Products
53,623	Nestle SA (Registered)	4,633,212
	Pharmaceuticals
49,933	Novartis AG (Registered)	4,517,173

15,081	Roche Holding AG (Genusschein)		3,717,792
			8,234,965
	Textiles, Apparel & Luxury Goods
51,192	Cie Financiere Richemont SA (Registered)		4,912,672
	Total Switzerland		22,498,116
	United Kingdom (12.5%)
	Household Products
51,637	Reckitt Benckiser Group PLC		4,987,740
	Professional Services
223,532	Experian PLC		5,151,107
	Tobacco
76,191	British American Tobacco PLC		5,213,182
	Total United Kingdom		15,352,029
	Total Common Stocks (Cost $85,535,041)		121,333,200

NUMBER OF SHARES (000)
	Short-Term Investment (1.4%)
	Investment Company
1,759	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $1,758,944)		1,758,944

	Total Investments (Cost $87,293,985) (b)(c)	99.8%	123,092,144
	Other Assets in Excess of Liabilities	0.2	216,760
	Net Assets	100.0%	$123,308,904

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2018, advisory fees paid were reduced by $458 relating to the Fund’s investment in the Liquidity Funds.

(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2018, the Fund did not engage in any cross-trade transactions.

(c)

At January 31, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,862,166 and the aggregate gross unrealized depreciation is $64,007, resulting in net unrealized appreciation of $35,798,159.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • January 31, 2018 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$13,283,935	10.8%
Textiles, Apparel & Luxury Goods	10,452,212	8.5
Health Care Equipment & Supplies	10,096,115	8.2
Professional Services	10,090,891	8.2
Household Products	9,695,175	7.9
Building Products	9,332,917	7.6
Semiconductors & Semiconductor Equipment	7,047,763	5.7
Biotechnology	6,104,916	5.0
Chemicals	5,665,651	4.6
Auto Components	5,407,788	4.4
Health Care Providers & Services	5,404,186	4.4
Information Technology Services	5,359,684	4.3
Software	5,308,984	4.3
Tobacco	5,213,182	4.2
Food Products	4,633,212	3.8
Machinery	4,306,509	3.5
Media	3,930,080	3.2
Investment Company	1,758,944	1.4
	$123,092,144	100.0%

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • January 31, 2018 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Auto Components	$5,407,788	$—	$—	$5,407,788
Biotechnology	6,104,916	—	—	6,104,916
Building Products	9,332,917	—	—	9,332,917
Chemicals	5,665,651	—	—	5,665,651
Food Products	4,633,212	—	—	4,633,212
Health Care Equipment & Supplies	10,096,115	—	—	10,096,115
Health Care Providers & Services	5,404,186	—	—	5,404,186
Household Products	9,695,175	—	—	9,695,175
Information Technology Services	5,359,684	—	—	5,359,684
Machinery	4,306,509	—	—	4,306,509
Media	3,930,080	—	—	3,930,080
Pharmaceuticals	13,283,935	—	—	13,283,935
Professional Services	10,090,891	—	—	10,090,891
Semiconductors & Semiconductor Equipment	7,047,763	—	—	7,047,763
Software	5,308,984	—	—	5,308,984
Textiles, Apparel & Luxury Goods	10,452,212	—	—	10,452,212
Tobacco	5,213,182	—	—	5,213,182
Total Common Stocks	121,333,200	—	—	121,333,200
Short-Term Investment
Investment Company	1,758,944	—	—	1,758,944
Total Assets	$123,092,144	$—	$—	$123,092,144

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 20, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2018